Account Payables and Accrued Expenses - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Account Payables and Accrued Expenses
Interest expense	$ 3	$ 20	$ 28
Expense relating to short-term leases with payments directly charged to profit or loss	376	484	438
Expense relating to leases of low-value assets with payments directly charged to profit or loss		9
Total cash outflows for leases	792	907	816
Gain on COVID-19-related rent concessions			(47)
Depreciation charge for right-of-use assets (see Note 11)	$ 360	364	349
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)		$ 265	$ 628